Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2025
Summary of Significant Accounting Policies (Details) [Line Items]
Money market funds	$ 15,500,000			$ 20,400,000
Insured limits amount	6,600,000			6,900,000	$ 100,000
Uncertain tax positions	0			0	0
Unrecognized tax benefits
Accrued interest and penalties
Annualized amount	$ 50,000,000			$ 50,000,000
Subject vesting shares (in Dollars per share)	$ 12			$ 12
Vesting addition shares (in Dollars per share)	$ 14			$ 14
Unrecognized stock-based compensation expense	$ 984,393			$ 1,323,936	52,000
Cash equivalents
Goodwill impairment
Common stock issuable (in Shares)				1,272,270		559,286
Earnout Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Unrecognized stock-based compensation expense	$ 3,200,000			$ 6,600,000
Exercise of Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dilutive shares (in Shares)			167,402
Stock Options [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dilutive shares (in Shares)	1,064,145	225,239	1,309,025